Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,999,999,890.00
Previously Paid Amount	0.00
Total Fee Amount	3,176,299.98
Total Offset Amount	0.00
Net Fee	3,176,299.98
Narrative - Max Aggregate Offering Price	$ 22,999,999,890.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true